Loans and financing	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Loans and financing

21.	Loans and financing

They are classified as financial liabilities measured at the amortized cost, and represented by non-derivative financial liabilities that are usually traded before maturity.

In the initial recognition, they are recorded at the fair value and after the initial recognition they are measured based on the effective interest rate method. Appropriations of financial expenses according to the effective interest rate method are recognized in the statement of income, under the heading “financial expenses”.

Description	Currency	Charges	Maturity	2024	2023
KFW Finnvera³ (ii)	USD	SOFR + 1.17826% p.a.	Dec 2021	32,820	124,411
Scotland (ii)	USD	1.4748% p.a.	-	-	485,498
BNP Paribas (ii)	BRL	7.0907% p.a.	-	-	515,068
Debentures¹ (ii)	BRL	IPCA + 4.0432% p.a.	June 2028	1,956,307	1,859,897
BNDES (i)	BRL	IPCA + 4.2283% p.a.	Nov 2031	385,592	392,340
BNB² (i)	BRL	IPCA + 1.2228%–1.4945% p.a.	Feb 2028	585,129	206,140
BNDES (i)	BRL	TJLP + 1.95% p.a.	Aug 2025	75,653	187,592
Total				3,035,501	3,770,946

Current				(348,353)	(1,267,237)
Non-current				2,687,148	2,503,709

¹	The automatic decrease of up to 0.25 bps is estimated in remunerative interest and will comply with sustainable targets established in the indenture.
²	BNB interest rates already include a 15% discount for payment.
³	The debt with KFW Finnvera had its index amended, changing from Libor to SOFR as from January/2024.

Guarantees

(i)	Receivables from TIM S.A., limited to the amount of the debt;

(ii)	Do not have a guarantee.

Pursuant to the schedule established for the maturities of the Company’s debts, they were settled at their original maturities in the year ended December 31, 2024. Conversely, R$ 387 million (May 2024) and R$ 116 million (July 2024) were brought in under a contract previously signed with BNB, with financial charges below 57% of the CDI rate, reducing the weighted cost of the Company’s financing.

The Company's financing, contracted with BNDES, was obtained for the expansion of the mobile telephone network and has restrictive contractual clauses that provide for the fulfilment of certain financial and non-financial rates calculated every quarter. Financial indices are: (1) Shareholders' equity over total assets; (2) EBITDA over net financial expenses; (3) Total financial debt over EBITDA and (4) Short-term net financial debt to EBITDA. The Debentures issued by TIM S.A. (2nd issue in a Single Series) have a financial ratio covenant calculated semiannually. The index is the Net Financial Debt over EBITDA. The Company complied with all the ratios established.

The nominal value of the loans and financing is consistent with their respective payment schedule.

Nominal value

2025	348,353
2026	893,111
2027	891,652
2028	740,367
2029	55,548
2030	55,548
2031	50,922
3,035,501

Fair value of loans

In Brazil, there is no consolidated long-term debt market with the characteristics verified in the financing obtained from KFW Finnvera, which has the Finnish development agency Finnvera as guarantor. They are financing for the purchase of equipment and, therefore, have a character of subsidy and promotion of commercial activity between the company and certain suppliers.

With respect to proceeds contracted with The Bank of Nova Scotia, Debentures, BNDES and BNB, the fair value of these loans is considered to be the present value of the long position of the swap contracts that protect the Company from changes in exchange rates and interest. The fair value of operations on December 31, 2024 and December 31, 2023 is detailed in the table below:

	2024	2023
BNP Paribas	-	520,990
The Bank of Nova Scotia	-	478,098
Debentures	1,976,088	1,821,869
BNDES	386,743	381,027
BNB	586,525	193,878